Investment Strategy	May 01, 2026
LoCorr Macro Strategies Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objectives by allocating its assets using two principal strategies:
•“Managed Futures” Strategy
•“Fixed Income” Strategy

The Managed Futures strategy is designed to produce capital appreciation by capturing returns related to the commodity and financial markets by investing long or short in: (i) futures, (ii) forwards, (iii) options, (iv) spot contracts, or (v) swaps, each of which may be tied to (a) currencies, (b) interest rates, (c) stock market indices, (d) energy resources, (e) metals or (f) agricultural products. These derivative instruments are used as substitutes for securities, interest rates, currencies and commodities and for hedging. The Fund may also invest in cash-settled Bitcoin and/or Ether futures contracts traded on the Chicago Mercantile Exchange ("CME"). The Fund will allocate less than 5% of Fund assets in these digital asset futures (also referred to as crypto futures). To the extent the Fund uses swaps or structured notes under the Managed Futures strategy, the investments will generally have payments linked to commodity or financial derivatives. The Fund does not invest more than 25% of its assets in contracts with any one counterparty. Managed futures sub-strategies may include investment styles that rely upon buy and sell signals generated from technical analysis systems such as trend-pattern recognition, as well as from fundamental economic analysis and relative value comparisons. Managed Futures strategy investments will be made without restriction as to country.

The Fund will execute its Managed Futures strategy primarily by directly investing by the Fund or by investing up to 25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled subsidiary (the “Subsidiary”). The Fund and the Subsidiary will invest primarily in futures, forwards, options, spot contracts, swaps, and other assets intended to serve as margin or collateral for derivative positions. The Subsidiary is subject to the same investment restrictions as the Fund.

LoCorr Fund Management, LLC, the Fund’s adviser (the “Adviser”), may delegate management of the Fund’s Managed Futures Strategy to one or more sub-advisers.

The Adviser anticipates that, based upon its analysis of long-term historical returns and volatility of various asset classes, the Fund will allocate approximately 25% of its assets to the Managed Futures strategy and approximately 75% of its assets to the Fixed Income strategy. However, as market conditions change the portion allocated may be higher or lower.

The Fixed Income strategy is designed to generate interest income and preserve principal by investing primarily in investment grade securities including: (1) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (2) securities issued or guaranteed by foreign governments, their political subdivisions or agencies or instrumentalities, (3) bonds, notes, or similar debt obligations issued by U.S. or foreign corporations or special-purpose entities backed by corporate debt obligations, (4) U.S. asset-backed securities (“ABS”), (5) U.S. residential mortgage-backed securities (“MBS”), (6) U.S. commercial mortgage-backed securities (“CMBS”), (7) interest rate-related futures contracts, (8) interest rate-related or credit default-related swap contracts and (9) money market funds. The Fund defines investment grade fixed income securities as those that are rated, at the time purchased, in the top four categories by a rating agency such as Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Services (“S&P”), or, if unrated, determined to be of comparable quality. However, the fixed income portion of the Fund’s portfolio will be invested without restriction as to individual issuer country, type of entity, or capitalization Futures and swap contracts are used for hedging purposes and as substitutes for fixed income securities. The Fund’s Adviser delegates management of the Fund’s Fixed Income strategy portfolio to a sub-adviser.

The Fund seeks to achieve its secondary investment objective primarily by (1) diversifying the Managed Futures strategy investments among asset classes and sub-strategies that are not expected to have returns that are highly correlated to each other or the equity markets and (2) by selecting Fixed Income strategy investments that are short-term to medium-term interest income-generating securities (those with maturities or average lives of less than 10 years) that are expected to be less volatile than the equity markets in general and that are not expected to have returns that are highly correlated to the equity markets or the Managed Futures strategy.

The Adviser, on behalf of itself and on behalf of the Fund and other Funds it advises or may advise in the future that are each a series of LoCorr Investment Trust, was granted an exemptive order from the U.S. Securities and Exchange Commission ("SEC") that permits the adviser, with Board of Trustees approval, to enter into or amend sub-advisory agreements with sub-advisers without obtaining shareholder approval. Shareholders will be notified within 90 days of the engagement of an additional sub-adviser or sub-advisers to manage a portion of the Fund's portfolio.

ADVISER’S INVESTMENT PROCESS

The Adviser will pursue the Fund’s investment objectives, in part, by utilizing its investment and risk management process.

•Sub-Adviser Selection represents the result of quantitative and qualitative reviews that will identify a sub-adviser chosen for its managed futures expertise, historical performance, management accessibility, commitment, investment strategy, as well as process and methodology. Using this selection process, the Adviser believes it can identify a sub-adviser that can produce positive, risk-adjusted returns. The Adviser replaces a sub-adviser when its returns are below expectations or it deviates from its traditional investment process.

•Risk Management represents the ongoing attention to the historical return performance of each Underlying Fund as well as the interaction or correlation of returns between Underlying Funds. Using this risk management process, the Adviser believes the Fund, over time, will not be highly correlated to the equity markets and will provide the potential for reducing volatility in investors’ portfolios.

SUB-ADVISER’S INVESTMENT PROCESS

DG Partners LLP
DG Partners, LLP ("DG Partners") serves as a sub-adviser to the Fund. DG Partner’s strategy is based on capturing and exploiting trends within financial markets. This strategy is currently focused on a large number of liquid futures and foreign exchange markets. The trading methodology (the “DG Partners Systematic Trading Strategy”) employed by DG Partners is based upon a set of medium-term trend-following signals combined with an in-built risk management methodology. DG Partners seeks to invest in the most liquid and transparent financial futures and foreign exchange markets globally, focusing on four asset classes: Equities, Fixed Income, Foreign Exchange (FX) and Commodities.
Graham Capital Management, L.P.
Graham Capital Management, L.P. (“GCM”) serves as a sub-adviser to the Fund. GCM executes the strategy within the Macro Strategies Fund by employing macro-oriented quantitative investment techniques to select long and short positions in the global futures and foreign exchange markets. These techniques are designed to produce attractive absolute and risk-adjusted returns while maintaining low correlation to traditional asset classes. The strategy within the Macro Strategies Fund is a quantitative trading system driven by trend-following models. This program signals buy and sell orders based on a number of factors, including price, volatility, and length of time a position has been held in the portfolio. The strategy employs sophisticated techniques to gradually enter and exit positions over the course of a trend in order to maximize profit opportunities. It is expected that the average holding period of instruments traded pursuant to the strategy within the Macro Strategies Fund will be approximately six to eight weeks; however, that average may differ depending on various factors and the system will make daily adjustments to positions based on both price activity and market volatility. The program trades a broad range of markets, including global interest rates, foreign exchange, global stock indices and commodities.

Millburn Ridgefield Corporation
Millburn Ridgefield Corporation (“Millburn”) serves as a sub-adviser to the Fund. Millburn’s Diversified Program invests in a diversified portfolio of futures, forward and spot contracts (and may also invest in option and swap contracts) on currencies, interest rate instruments, stock indices, metals, energy and agricultural commodities. Millburn invests globally pursuant to its proprietary quantitative and systematic trading methodology, based upon signals generated from an analysis of price, price-derivatives, fundamental and other quantitative data. Millburn’s Diversified Program generally seeks maximum diversification subject to liquidity and sector concentration constraints. Each market is traded using a diversified set of trading systems, which may be optimized for groups of markets, sectors or specific markets. The following factors, among others, are considered in constructing a universe of markets to trade: profitability, liquidity of markets, professional judgment, desired diversification, transaction costs, exchange regulations and depth of market.

Revolution Capital Management, LLC
Revolution Capital Management, LLC (“Revolution”) serves as a sub-adviser to the Fund. Revolution focuses on short-term, systematic and quantitative trading, applying statistical analysis to all aspects of research, development, and operations. The strategy seeks to provide superior risk-adjusted returns while maintaining low correlations both to traditional equity and bond investments as well as the trend-following strategies often employed by commodity trading advisors.

R.G. Niederhoffer Capital Management, Inc.
R.G. Niederhoffer Capital Management, Inc. (“Niederhoffer”) serves as a sub-adviser to the Fund. Niederhoffer provides asset management services for the Fund using its Smart Alpha Program. The R.G. Niederhoffer Smart Alpha Program seeks to achieve three key objectives: (1) Stable absolute returns regardless of market environment, with zero correlation to Fixed Income, Equities and Hedge Funds; (2) Strong, consistent downside and upside protection for portfolios containing Global Bonds, Global Equities, Hedge Funds, and CTAs, and (3) Daily/monthly liquidity and high transparency.

Tages Capital, LLP
Tages Capital, LLP ("Tages") serves as a sub-adviser to the Fund. Investcorp Tages Global Rates is a discretionary global macro strategy investing in sovereign fixed income and currencies to exploit market inefficiencies. The strategy seeks to deliver absolute returns through a discretionary investment approach and targets a return of approximately 5% above the risk-free rate net of fees and irrespective of market conditions. Adrian Owens has been the Chief Investment Officer of the strategy since its inception in 2004 and has been instrumental in developing and evolving the approach since that time. The team consists of two additional portfolio managers who provide investment management and analysis. The strategy has a global mandate, focusing primarily on G10 economies and takes opportunistic exposure to mature emerging market economies. The strategy focuses on liquid markets, founded on good governance. The allocation to fixed income versus currencies is opportunistically driven, but on average and since inception, the allocation has been close to 50/50 in fixed income and currency. The investment style is both eclectic and pragmatic, with a focus on fundamental economic research. Fundamental analysis is complemented by valuation and technical analyses, which provide robustness and flexibility to the investment approach. The investment team takes an active approach to risk management, which is embedded throughout the investment process and is enforced at every level of decision-making. This is supported by independent risk monitoring that is overseen by the firms’ risk management team and risk committee.

Nuveen Asset Management, LLC
Nuveen Asset Management, LLC (“Nuveen”), serves as a sub-adviser to the Fund, selects securities using a “top-down” approach that begins with the formulation of Nuveen’s general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. Finally, Nuveen selects individual securities within these sectors or industries that it believes have above peer-group expected yield, potential for capital preservation or appreciation. Nuveen selects futures and swaps to hedge interest rate and credit risks and as substitutes for securities when it believes derivatives provide a better return profile or when specific securities are temporarily unavailable. Nuveen sells securities and derivatives to adjust interest rate risk, adjust credit risk, when a price target is reached, or when a security’s or derivative’s price outlook is deteriorating.
Strategy Portfolio Concentration [Text]	The Fund will execute its Managed Futures strategy primarily by directly investing by the Fund or by investing up to 25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled subsidiary (the “Subsidiary”).
LoCorr Long/Short Commodities Strategy Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objectives by allocating its assets using two principal strategies:
•“Commodities” Strategy
•“Fixed Income” Strategy

The Commodities strategy is designed to produce capital appreciation by capturing returns related to the commodities markets by investing primarily in securities of one or more (1) limited partnerships, (2) corporations, (3) limited liability companies and (4) other types of pooled investment vehicles, including commodity pools (collectively, “Underlying Funds”) and derivative instruments, such as swap contracts, structured notes or other securities or derivatives, that provide exposure to the managers of Underlying Funds. Each Underlying Fund invests according to its manager’s sub-strategy, long or short in one or a combination of: (i) futures, (ii) forwards, (iii) options, (iv) spot contracts, or (v) swaps, each of which may be tied to (a) energy resources, (b) metals or (c) agricultural products. These derivative instruments are used as substitutes for commodities and for hedging. The Fund may also invest in cash-settled Bitcoin and/or Ether futures contracts traded on the Chicago Mercantile Exchange ("CME"). The Fund will allocate less than 5% of Fund assets in these digital asset futures (also referred to as crypto futures). To the extent the Fund uses swaps or structured notes under the Commodities strategy, the investments will generally have payments linked to commodity or financial derivatives that are designed to produce returns similar to those of the Underlying Funds and their respective sub-strategies. The Fund does not invest more than 25% of its assets in contracts with any one counterparty. Commodities sub-strategies may include investment styles that rely upon buy and sell signals generated from technical analysis systems such as trend-pattern recognition, as well as from fundamental economic analysis and relative value comparisons. Commodities strategy investments are made without restriction as to the Underlying Fund’s country.

The Fund executes its Commodities strategy primarily by investing up to 25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled subsidiary (the “Subsidiary”). The Subsidiary invests the majority of its assets in one or more Underlying Funds, swap contracts, structured notes and other investments intended to serve as margin or collateral for derivative positions. The Subsidiary is subject to the same investment restrictions as the Fund.

To the extent the Adviser is utilizing derivatives to gain exposure to managers, it is anticipated that the Fund uses a total return swap (the "Swap"), a type of derivative instrument based on a customized index (the "Index") designed to replicate the aggregate returns of the managers selected by the Adviser. The Swap is based on a notional amount agreed upon by the Adviser and the counterparty. The Adviser may add or remove managers from the Swap or adjust the notional exposure between the managers within the Swap. Generally, the fees and expenses of the Swap are based on the notional value. The Index is calculated by the counterparty to the Swap and includes a deduction for fees of the counterparty as well as management and performance fees of the managers. Because the Index is designed to replicate the returns of managers selected by the Adviser, the performance of the Fund will depend on the ability of the managers to generate returns in excess of the costs of the Index.

The Adviser anticipates that, based upon its analysis of long-term historical returns and volatility of various asset classes, the Fund will allocate approximately 25% of its assets to the Commodities strategy and approximately 75% of its assets to the Fixed Income strategy. However, as market conditions change the portion allocated may be higher or lower.

The Fixed Income strategy is designed to generate interest income and preserve principal by investing primarily in investment grade securities including: (1) obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, (2) securities issued or guaranteed by foreign governments, their political subdivisions or agencies or instrumentalities, (3) bonds, notes, or similar debt obligations issued by U.S. or foreign corporations or special-purpose entities backed by corporate debt obligations, (4) U.S. asset-backed securities (“ABS”), (5) U.S. residential mortgage-backed securities (“MBS”), (6) U.S. commercial mortgage-backed securities (“CMBS”), (7) interest rate-related futures contracts, (8) interest rate-related or credit default-related swap contracts and (9) money market funds. The Fund defines investment grade fixed income securities as those that are rated, at the time purchased, in the top four categories by a rating agency such as Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Services (“S&P”), or, if unrated, determined to be of comparable quality. However, the fixed income portion of the Fund’s portfolio will be invested without restriction as to individual issuer country, type of entity, or capitalization. Futures and swap contracts are used for hedging purposes and as substitutes for fixed income securities. The Fund’s Adviser delegates management of the Fund’s Fixed Income strategy portfolio to a sub-adviser.

The Fund seeks to achieve its secondary investment objective primarily by (1) diversifying the Commodities strategy investments among sub-strategies that are not expected to have returns that are highly correlated to each other or the commodities markets and (2) by selecting Fixed Income strategy investments that are short-term to medium-term interest income-generating securities (those with maturities or average lives of less than 10 years) that are expected to be less volatile than the commodities markets in general and that are not expected to have returns that are highly correlated to the commodities markets or the Commodities strategy.

The Adviser, on behalf of itself and on behalf of the Fund and other Funds it advises or may advise in the future that are each a series of LoCorr Investment Trust, was granted an exemptive order from the U.S. Securities Exchange Commission (the "SEC") that permits the Adviser, with Board of Trustees approval, to enter into or amend sub-advisory agreements with sub-advisers without obtaining shareholder approval. Shareholders will be notified within 90 days of the engagement of an additional sub-adviser or sub-advisers to manage a portion of the Fund's portfolio.

ADVISER’S INVESTMENT PROCESS

The Adviser will pursue the Fund’s investment objectives, in part, by utilizing its investment and risk management process.

•Underlying Fund selection by the Adviser, or including an Underlying Fund in a derivative investment designed to replicate the returns of an Underlying Fund, represents the result of quantitative and qualitative reviews that identify Underlying Funds and their managers chosen for their alternative investment market niche (investments other than stocks and bonds), historical performance, management accessibility, commitment, investment strategy, as well as process and methodology. Using this selection process, the Adviser believes it can identify Underlying Funds with above-average expected returns and lower-than-average volatility.

•Risk Management represents the ongoing attention to the historical return performance of each Underlying Fund as well as the interaction or correlation of returns between Underlying Funds. Using this risk management process, the adviser believes the Fund, over time, will not be highly correlated to the commodities markets and will provide the potential for reducing volatility in investors’ portfolios.
The Adviser buys securities that it believes offer above-average expected returns and lower-than-average volatility and sells them when it believes they have reached their target price, to adjust asset allocation or when more attractive investments are available.

SUB-ADVISER’S INVESTMENT PROCESS
Nuveen Asset Management, LLC (“Nuveen”) serves as the Fund’s sub-adviser for its Fixed Income Strategy. The sub-adviser selects securities using a “bottom-up” approach that begins with fundamental analysis. The portfolio construction process emphasizes income generation with risk control by focusing on broad diversification across issuer and sector. The sub-adviser is typically strategically over-weighted in non-Treasury sectors. Portfolios are diversified among agency, corporate bonds, mortgage-backed, commercial mortgage-backed, asset-backed, supranational, sovereign, and municipal securities. The sub-adviser may select futures and swaps to hedge interest rate and credit risks and as substitutes for securities when it believes derivatives provide a better return profile or when specific securities are temporarily unavailable. The sub-adviser may sell securities and derivatives to adjust interest rate risk, adjust credit risk, when a price target is reached, or when a security’s or derivative’s price outlook is deteriorating.
Strategy Portfolio Concentration [Text]	The Fund executes its Commodities strategy primarily by investing up to 25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled subsidiary (the “Subsidiary”).
LoCorr Market Trend Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objectives by allocating its assets using two principal strategies:
•"Market Trend" Strategy
•"Fixed Income" Strategy

The Market Trend strategy is a macro-oriented quantitative strategy that employs various investment techniques to select long and short positions in the global futures and foreign exchange markets. These techniques are designed to produce attractive absolute and risk-adjusted returns while maintaining low correlation to traditional asset classes. The Market Trend strategy is a quantitative trading system driven by trend-following models. The program signals buy and sell orders based on a number of factors, including price, volatility, and length of time a position has been held in the portfolio, and employs sophisticated techniques to gradually enter and exit positions over the course of a trend in order to maximize profit opportunities. It is expected that the average holding period of instruments traded pursuant to the Market Trend strategy will be approximately 50 days; however, that average may differ depending on various factors and the program will make daily adjustments to positions based on both price activity and market volatility. The program trades a broad range of markets, including global interest rates, foreign exchange, global stock indices and commodities. LoCorr Fund Management, LLC, the Fund’s adviser (the “Adviser”), delegates management of the Fund's Market Trend strategy portfolio to a sub-adviser, Graham Capital Management, L.P. ("GCM").

The Fund will execute a portion of its Market Trend strategy by directly investing in the Fund or by investing up to 25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled subsidiary (the "Subsidiary"). The Fund and the Subsidiary will invest the majority of its assets in futures contracts and other investments (short to medium term investment grade securities) intended to serve as margin or collateral for futures positions. The Subsidiary is managed by the Adviser and sub-advised by GCM and is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis.

The Fixed Income strategy is designed to generate interest income and preserve principal by investing primarily in investment grade securities including: (1) obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, (2) securities issued or guaranteed by foreign governments, their political subdivisions or agencies or instrumentalities, (3) bonds, notes, or similar debt obligations issued by U.S. or foreign corporations or special-purpose entities backed by corporate debt obligations, (4) U.S. asset-backed securities ("ABS"), (5) U.S. residential mortgage-backed securities ("MBS"), (6) U.S. commercial mortgage-backed securities ("CMBS"), (7) interest rate-related futures contracts, (8) interest rate-related or credit default swap contracts and (9) money market funds. The Fund defines investment grade fixed income securities as those that are rated, at the time purchased, in the top four categories by a rating agency such as Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Services ("S&P"), or, if unrated, determined to be of comparable quality. However, the fixed income portion of the Fund's portfolio will be invested without restriction as to individual issuer country, type of entity, or capitalization. Futures and swap contracts are used for hedging purposes and as substitutes for fixed income securities. The Fund's Adviser delegates management of the Fund's Fixed Income strategy portfolio to a sub-adviser, Nuveen Asset Management, LLC ("Nuveen").

The Adviser anticipates that, based upon its analysis of long-term historical returns and volatility of various asset classes, the Fund will allocate approximately 25% of its assets to the Market Trend strategy and approximately 75% of its assets to the Fixed Income strategy. However, as market conditions change the portion allocated may be higher or lower.

The Fund seeks to achieve its secondary investment objective primarily by (1) diversifying the Market Trend strategy investments among financial instruments that are not expected to have returns that are highly correlated to each other or the equity markets and (2) by selecting Fixed Income strategy investments that are short-term to medium-term interest income-generating securities (those with maturities or average lives of less than 10 years) that are expected to be less volatile than the equity markets in general and that are not expected to have returns that are highly correlated to the equity markets or the Market Trend strategy.

The Adviser, on behalf of itself and on behalf of the Fund and other Funds it advises or may advise in the future that are each a series of LoCorr Investment Trust, was granted an exemptive order from the U.S. Securities Exchange Commission (the "SEC") that permits the Adviser, with Board of Trustees approval, to enter into or amend sub-advisory agreements with sub-advisers without obtaining shareholder approval. Shareholders will be notified within 90 days of the engagement of an additional sub-adviser or sub-advisers to manage a portion of the Fund's portfolio.

The Fund and the Subsidiary are each a "commodity pool" under the U.S. Commodity Exchange Act and the Adviser is a "commodity pool operator" registered with and regulated by the Commodity Futures Trading Commission ("CFTC"). As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to the Fund and the Subsidiary under CFTC and SEC harmonized regulations.

ADVISER'S INVESTMENT PROCESS

The Adviser will pursue the Fund's investment objectives, in part, by utilizing its sub-adviser selection and risk management process.

•Sub-adviser Selection. The Adviser selects sub-advisers it believes can successfully execute the Fund's overall investment strategies. The Adviser also monitors and evaluates the performance of the sub-advisers and implements procedures to ensure each sub-adviser complies with the Fund's investment policies and restrictions.

•Risk Management. The Adviser manages the expected volatility of the Fund's returns by monitoring the interaction and correlation of the returns between the Market Trend and Fixed Income strategies. Using this risk management process, the Adviser believes the Fund's returns, over time, will not be highly correlated to the equity markets and will provide the potential for reducing volatility in investors' portfolios.

SUB-ADVISERS' INVESTMENT PROCESS

Graham Capital Management, L.P.
GCM executes the Market Trend strategy by employing macro-oriented quantitative investment techniques to select long and short positions in the global futures and foreign exchange markets These techniques are designed to produce attractive absolute and risk-adjusted returns while maintaining low correlation to traditional asset classes. Futures contracts and foreign exchange forward contracts have leverage inherent in their terms as the Fund need only post a margin deposit and does not have to pay the full price of the contract.

The Market Trend strategy is based on a quantitative investment program that has its origins in GCM’s trend-following trading systems, dating as far back as 1995. Such systems generally are based on computerized mathematical models and can rely both on technical (i.e., historic price and volume data) and fundamental (i.e., general economic, interest rate and industrial production data) information as the basis for their trading decisions. GCM’s trend systems are designed to participate selectively in potential profit opportunities that can occur during periods of price trends in a diverse number of U.S. and international markets. The trend systems establish positions in markets where the price action of a particular market signals the computerized systems used by GCM that a potential trend in prices is occurring. The trend systems are designed to analyze, mathematically, the recent trading characteristics of each market and statistically compare such characteristics to the historical trading patterns of the particular market. The trend systems also employ proprietary risk management and trade filter strategies that seek to benefit from sustained price trends while reducing risk and volatility exposure. Positions are adjusted to reflect changes in prices and trends and to manage risk.
Nuveen Asset Management, LLC
Nuveen executes the Fixed Income strategy by selecting securities using a "top-down" approach that begins with the formulation of its general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. Finally, Nuveen selects individual securities within these sectors or industries that it believes have above peer-group expected yield, potential for capital preservation or appreciation. Nuveen also selects futures and swaps to hedge interest rate and credit risks and as substitutes for securities when it believes derivatives provide a better return profile or when specific securities are temporarily unavailable. Nuveen sells securities and derivatives to adjust interest rate risk, adjust credit risk, when a price target is reached, or when a security's or derivative's price outlook is deteriorating.

Strategy Portfolio Concentration [Text]	The Fund will execute a portion of its Market Trend strategy by directly investing in the Fund or by investing up to 25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled subsidiary (the "Subsidiary").
LoCorr Dynamic Opportunity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]	Under normal market conditions, the Fund invests in long or short positions in equity securities of domestic and foreign companies. The Fund defines equity securities as (1) common stocks, (2) preferred stocks and (3) debt securities that are convertible into stock. The Fund invests in securities of issuers without restriction as to capitalization or country, including emerging markets. The Fund invests in convertible debt securities of any maturity or credit quality, including those known as "junk bonds." Junk bonds are rated below Baa3 by Moody's Investors Service, Inc. (“Moody’s”) or equivalently by another nationally recognized statistical rating organization (“NRSRO”). The Fund may invest a portion of its assets in private placement offerings which may be illiquid.
The Fund's Adviser seeks to achieve the Fund's primary investment objective of long-term capital appreciation by using a "long/short equity" strategy that is executed by allocating assets to a sub-adviser that has a long/short equity investment strategy. The Adviser may also engage an additional sub-adviser or additional sub-advisers if it believes they will enhance the Fund’s performance or reduce volatility. The Adviser may also use one or more exchange-traded funds ("ETFs") to execute a portion of the long/short equity strategy rather than allocate assets to a sub-adviser, when it believes that doing so will help the Fund achieve its investment objective. The Fund anticipates reduced return volatility when compared to traditional broad-based equity market indices because the short element of its strategies is expected to produce a hedging effect.

The Adviser, on behalf of itself and on behalf of the Fund and other Funds it advises or may advise in the future that are each a series of LoCorr Investment Trust, was granted an exemptive order from the U.S. Securities Exchange Commission (the "SEC") that permits the adviser, with Board of Trustees approval, to enter into or amend sub-advisory agreements with sub-advisers without obtaining shareholder approval. Shareholders will be notified within 90 days of the engagement of an additional sub-adviser or sub-advisers to manage a portion of the Fund's portfolio.

ADVISER’S INVESTMENT PROCESS

The Adviser will pursue the Fund’s investment objectives, in part, by utilizing its sub-adviser selection and its risk management process to select the appropriate sub-adviser(s) to help the Fund achieve its objectives.

•Sub-Adviser Selection represents the result of quantitative and qualitative reviews that will identify a sub-adviser chosen for its long/short equity market niche, historical performance, management accessibility, commitment, investment strategy, as well as process and methodology. Using this selection process, the Adviser believes it can identify a sub-adviser that can produce positive, risk-adjusted returns. The Adviser replaces a sub-adviser when its returns are below expectations or it deviates from its traditional investment process.
SUB-ADVISERS’ INVESTMENT PROCESS
Kettle Hill Capital Management, LLC (“KHCM”) serves as a sub-adviser to the Fund. KHCM’s investment strategy is a value-oriented, fundamentals- and research-driven, bottom-up equity long/short approach. The strategy focuses on unique risk-reward strategies within the all-cap universe, seeking to generate superior absolute returns over the investment cycle and balancing return potential of the portfolio against risks inherent in individual stocks, industry selection, all-cap investing, and broader markets and economies. For both long and short investments, KHCM selects companies ranked by relative value.
LoCorr Spectrum Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objectives by allocating its assets primarily among income-producing securities using an "Income" Strategy.

The Income strategy employed by the Fund's sub-adviser attempts to produce current income and capital appreciation. The primary focus of this portfolio is exchange traded “pass-through” securities that distribute substantially all of their profits directly to their shareholders. The main categories of such securities include Real Estate Investment Trusts (“REITs”), Master Limited Partnerships (”MLPs”), Closed End Funds (“CEFs”), Royalty Trusts, and Business Development Companies (”BDCs”). In addition to such securities, the sub-adviser may include in the portfolio exchange traded common stocks and bonds, including those issued by foreign entities. These securities may be of any market capitalization or, in the case of bonds, any maturity or credit quality. These may include bonds of higher yield and higher risk, commonly called "junk bonds" that may be rated BB+ and below by Standard & Poor’s Ratings Services (“S&P”) or similarly rated by another nationally recognized statistical rating organization (“NRSRO”).

To reduce overall portfolio market risk or security specific risk, the Adviser may employ hedging strategies. These strategies attempt to mitigate potential losses in value in certain Fund holdings. The Adviser attempts to hedge risks by investing long and/or short in exchange-traded futures, ETFs and exchange-traded and over-the-counter options, selling securities short and entering into swap contracts. The Adviser takes short positions in equity or interest rate futures contracts to protect against declines in the equity market and debt market, respectively. The Adviser may also invest in inverse ETFs (those that are designed to have price changes that move in the opposite direction of a market index) to protect against declines in the equity market and debt market. The Adviser may invest in protective put options that give the Fund the right to sell a security at a specific price regardless of the decline in the market price. The Adviser may also combine long and short (written) put and call options in "spread" transactions that are designed to protect the Fund over a range of price changes. Short selling is also used to hedge against overall market or sector price declines. Similarly, swaps contracts (agreements to exchange payments based on price changes in an index or specific security) are used to hedge against overall market, sector or security-specific price declines.

The composition of the portfolio will vary over time according to the sub-adviser’s evaluation of economic and market conditions, including prospects for growth and inflation, as they affect the potential returns from different classes of securities. This strategic evaluation is combined with fundamental research on the individual securities considered for inclusion in the portfolio in order to determine the composition of the portfolio at any point in time. Depending on market conditions, the Fund’s assets may be solely allocated to its Income Strategy for significant periods of time.
The Adviser, on behalf of itself and on behalf of the Fund and other funds it advises or may advise in the future that are each a series of LoCorr Investment Trust, was granted an exemptive order from the Securities Exchange Commission (the “SEC”) that permits the Adviser, with Board of Trustees approval, to enter into or amend sub-advisory agreements with sub-advisers without obtaining shareholder approval. Shareholders will be notified within 90 days of the engagement of an additional sub-adviser or sub-advisers to manage a portion of the Fund's portfolio.

ADVISER'S INVESTMENT PROCESS

The Adviser will pursue the Fund's investment objectives, in part, by utilizing its investment and risk management process.

The Adviser buys securities that it believes offer above-average expected returns and lower-than-average volatility and sells them when it believes they have reached their target price, to adjust asset allocation or when more attractive investments are available.

SUB-ADVISER'S INVESTMENT PROCESS

Bramshill Investments (“Bramshill”) serves as sub-adviser for the Spectrum Income Fund with respect to the Fund’s Income strategy. The sub-adviser's approach towards management of the Income Strategy involves both "top down" and "bottom up" elements:

•Security Selection: The sub-adviser screens for securities with attractive yields, liquidity and industry classification. The sub-adviser considers criteria including but not limited to discount to book value, discounted cash flows, discount to the net asset value, sustainability and/or growth of distributions; quality of management; and the security’s consistency with the portfolio manager’s macroeconomic views. High-yielding securities may include non-investment grade securities.

•Sector Selection: The relative concentration of each category of assets is based on the sub-adviser’s outlook on the economic and inflationary conditions. This evaluation is based on macroeconomic data and forecasts, as well as technical analysis of market performance of asset classes.
The totality of this process is intended to produce a portfolio that offers current and projected yields meaningfully greater than those provided by broad common stock or investment grade bond indexes. The sub-adviser believes that its research processes make it likely that those yields will be sustained or increased, and that there is a reasonable expectation that modest capital gains can be achieved over a market cycle.
LoCorr Hedged Core Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objectives by allocating its assets using three principal strategies:
•“Managed Futures” Strategy
•“Commodities” Strategy
•“Fixed Income” Strategy

The Managed Futures strategy is designed to produce capital appreciation by capturing returns related to the commodity and financial markets by investing long or short in: (i) futures, (ii) forwards, (iii) options, (iv) spot contracts, or (v) swaps, each of which may be tied to (a) currencies including Bitcoin and Ether cryptoassets, (b) interest rates, (c) stock market indices, (d) energy resources, (e) metals or (f) agricultural products. These derivative instruments are used as substitutes for securities, interest rates, currencies and commodities and for hedging. To the extent the Fund uses swaps or structured notes under the Managed Futures strategy, the investments will generally have payments linked to commodity or financial derivatives. The Fund does not invest more than 25% of its assets in contracts with any one counterparty. Managed futures sub-strategies may include investment styles that rely upon buy and sell signals generated from technical analysis systems such as trend-pattern recognition, as well as from fundamental economic analysis and relative value comparisons. Managed Futures strategy investments will be made without restriction as to country. The Fund will only seek investment exposure to Bitcoin and Ether through investment in cash-settled futures contracts that trade on the Chicago Mercantile Exchange (CME). The Fund's investment in Bitcoin and Ether futures will be limited, on an aggregate notional basis, to 5% of the Fund's assets. The Fund does not invest directly in or hold Bitcoin or Ether.

The Commodities strategy is designed to produce capital appreciation by capturing returns related to the commodities markets by investing primarily in securities of one or more (1) limited partnerships, (2) corporations, (3) limited liability companies and (4) other types of pooled investment vehicles, including commodity pools (collectively, “Underlying Funds”) and derivative instruments, such as swap contracts, structured notes or other securities or derivatives, that provide exposure to the managers of Underlying Funds. Each Underlying Fund invests according to its manager’s sub-strategy, long or short in one or a combination of: (i) futures, (ii) forwards, (iii) options, (iv) spot contracts, or (v) swaps, each of which may be tied to (a) energy resources, (b) metals or (c) agricultural products. These derivative instruments are used as substitutes for commodities and for hedging. To the extent the Fund uses swaps or structured notes under the Commodities strategy, the investments will generally have payments linked to commodity or financial derivatives that are designed to produce returns similar to those of the Underlying Funds and their respective sub-strategies. The Fund does not invest more than 25% of its assets in contracts with any one counterparty. Commodities sub-strategies may include investment styles that rely upon buy and sell signals generated from technical analysis systems such as trend-pattern recognition, as well as from fundamental economic analysis and relative value comparisons. Commodities strategy investments are made without restriction as to the Underlying Fund’s country.

The Fund will execute its Managed Futures and Commodities strategies primarily by investing up to 25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled subsidiary (the “Subsidiary”). The Subsidiary will invest primarily in futures, forwards, options, spot contracts, swaps, and other assets intended to serve as margin or collateral for derivative positions. Through its Managed Futures and Commodities strategies, the Fund will have exposure to underlying assets in the U.S. as well as foreign and emerging markets. The Fund defines emerging markets as those that are found in the MSCI Emerging Markets Index. The Subsidiary is subject to the same investment restrictions as the Fund.

The Adviser anticipates that, based upon its analysis of long-term historical returns and volatility of various asset classes, the Fund will allocate approximately 25% of its assets to the Managed Futures and Commodities strategies and approximately 75% of its assets to the Fixed Income strategy. However, as market conditions change the portion allocated may be higher or lower.

The Fixed Income strategy is designed to generate interest income and preserve principal by investing primarily in investment grade securities including: (1) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (2) securities issued or guaranteed by foreign governments, their political subdivisions or agencies or instrumentalities, (3) bonds, notes, or similar debt obligations issued by U.S. or foreign corporations or special-purpose entities backed by corporate debt obligations, (4) U.S. asset-backed securities (“ABS”), (5) U.S. residential mortgage-backed securities (“MBS”), (6) U.S. commercial mortgage-backed securities (“CMBS”), (7) interest rate-related futures contracts and (8) interest rate-related or credit default-related swap contracts. The Fund defines investment grade fixed income securities as those that are rated, at the time purchased, in the top four categories by a rating agency such as Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Services (“S&P”), or, if unrated, determined to be of comparable quality. However, the fixed income portion of the Fund’s portfolio will be invested without restriction as to individual issuer country, type of entity, or capitalization. Futures and swap contracts are used for hedging purposes and as substitutes for fixed income securities. The Fund’s Adviser primarily delegates management of the Fund’s Fixed Income strategy portfolio to a sub-adviser though the Adviser may also manage a portion of the Fixed Income Strategy from time to time.

The Fund seeks to achieve its secondary investment objective primarily by (1) diversifying the Managed Futures and Commodities strategy investments among asset classes and sub-strategies that are not expected to have returns that are highly correlated to each other or the equity markets and (2) by selecting Fixed Income strategy investments that are short-term to medium-term interest income-generating securities (those with maturities or average lives of less than 10 years) that are expected to be less volatile than the equity markets in general and that are not expected to have returns that are highly correlated to the equity markets or the Managed Futures or Commodities strategy.

The Adviser, on behalf of itself and on behalf of the Fund and other Funds it advises or may advise in the future that are each a series of LoCorr Investment Trust, was granted an exemptive order from the Securities Exchange Commission (the "SEC") that permits the adviser, with Board of Trustees approval, to enter into or amend sub-advisory agreements with sub-advisers without obtaining shareholder approval. Shareholders will be notified within 90 days of the engagement of an additional sub-adviser or sub-advisers to manage a portion of the Fund's portfolio.

ADVISER’S INVESTMENT PROCESS

The Adviser will pursue the Fund’s investment objectives, in part, by utilizing its investment and risk management process.

•Sub-Adviser Selection represents the result of quantitative and qualitative reviews that will identify a sub-adviser chosen for its managed futures expertise, historical performance, management accessibility, commitment, investment strategy, as well as process and methodology. Using this selection process, the Adviser believes it can identify a sub-adviser that can produce positive, risk-adjusted returns. The Adviser replaces a sub-adviser when its returns are below expectations or it deviates from its traditional investment process with respect to changes in its investment strategy.

•Risk Management represents the ongoing attention to the historical return performance of each Underlying Fund as well as the interaction or correlation of returns between Underlying Funds. Using this risk management process, the Adviser believes the Fund, over time, will not be highly correlated to the equity markets and will provide the potential for reducing volatility in investors’ portfolios.

SUB-ADVISER INVESTMENT PROCESS

DG Partners LLP
DG Partners, LLP ("DG Partners") serves as a sub-adviser to the Fund. DG Partner’s strategy is based on capturing and exploiting trends within financial markets. This strategy is currently focused on a large number of liquid futures and foreign exchange markets. The trading methodology (the “DG Partners Systematic Trading Strategy”) employed by DG Partners is based upon a set of medium-term trend-following signals combined with an in-built risk management methodology. DG Partners seeks to invest in the most liquid and transparent financial futures and foreign exchange markets globally, focusing on four asset classes: Equities, Fixed Income, Foreign Exchange (FX) and Commodities.

Graham Capital Management, L.P.
Graham Capital Management, L.P. (“GCM”) serves as a sub-adviser to the Fund. GCM executes the strategy within the Fund by employing macro-oriented quantitative investment techniques to select long and short positions in the global futures and foreign exchange markets. These techniques are designed to produce attractive absolute and risk-adjusted returns while maintaining low correlation to traditional asset classes (that is, a strategy which seeks to produce positive returns over time regardless of market movements). The strategy within the Fund is a quantitative trading system driven by trend-following models. This program signals buy and sell orders based on a number of factors, including price, volatility, and length of time a position has been held in the portfolio. The strategy employs sophisticated techniques to gradually enter and exit positions over the course of a trend in order to maximize profit opportunities. It is expected that the average holding period of instruments traded pursuant to the strategy within the Fund will be approximately six to eight weeks; however, that average may differ depending on various factors and the system will make daily adjustments to positions based on both price activity and market volatility. The program trades a broad range of markets, including global interest rates, foreign exchange, global stock indices and commodities.

Millburn Ridgefield LLC
Millburn Ridgefield LLC (“Millburn”) serves as a sub-adviser to the Fund. Millburn’s Diversified Program invests in a diversified portfolio of futures, forward and spot contracts (and may also invest in option and swap contracts) on currencies, interest rate instruments, stock indices, metals, energy and agricultural commodities. Millburn invests globally pursuant to its proprietary quantitative and systematic trading methodology, based upon signals generated from an analysis of price, price-derivatives, fundamental and other quantitative data. Millburn’s Diversified Program generally seeks maximum diversification subject to liquidity and sector concentration constraints. Each market is traded using a diversified set of trading systems, which may be optimized for groups of markets, sectors or specific markets. The following factors, among others, are considered in constructing a universe of markets to trade: profitability, liquidity of markets, professional judgment, desired diversification, transaction costs, exchange regulations and depth of market.

Revolution Capital Management, LLC
Revolution Capital Management, LLC (“Revolution”) serves as a sub-adviser to the Fund. Revolution focuses on short-term, systematic and quantitative trading, applying statistical analysis to all aspects of research, development, and operations. The strategy seeks to provide superior risk-adjusted returns while maintaining low correlations both to traditional equity and bond investments as well as the trend-following strategies often employed by commodity trading advisors.
R.G. Niederhoffer Capital Management, Inc.
R.G. Niederhoffer Capital Management, Inc. (“Niederhoffer”) serves as a sub-adviser to the Fund. Niederhoffer provides asset management services for the Fund using its Smart Alpha Program. The R.G. Niederhoffer Smart Alpha Program seeks to achieve three key objectives: (1) Stable absolute returns regardless of market environment, with zero correlation to Fixed Income, Equities and Hedge Funds (that is, a strategy which seeks to produce positive returns over time regardless of market movements); (2) Strong, consistent downside and upside protection for portfolios containing Global Bonds, Global Equities, Hedge Funds, and CTAs, and (3) Daily/monthly liquidity and high transparency.

Tages Capital, LLP
Tages Capital, LLP ("Tages") serves as a sub-adviser to the Fund. Investcorp Tages Global Rates is a discretionary global macro strategy investing in sovereign fixed income and currencies to exploit market inefficiencies. The strategy seeks to deliver absolute returns through a discretionary investment approach and targets a return of approximately 5% above the risk-free rate net of fees and irrespective of market conditions. Adrian Owens has been the Chief Investment Officer of the strategy since its inception in 2004 and has been instrumental in developing and evolving the approach since that time. The team consists of two additional portfolio managers who provide investment management and analysis. The strategy has a global mandate, focusing primarily on G10 economies and takes opportunistic exposure to mature emerging market economies. The strategy focuses on liquid markets, founded on good governance. The allocation to fixed income versus currencies is opportunistically driven, but on average and since inception, the allocation has been close to 50/50 in fixed income and currency. The investment style is both eclectic and pragmatic, with a focus on fundamental economic research. Fundamental analysis is complemented by valuation and technical analyses, which provide robustness and flexibility to the investment approach. The investment team takes an active approach to risk management, which is embedded throughout the investment process and is enforced at every level of decision-making. This is supported by independent risk monitoring that is overseen by the firms’ risk management team and risk committee.

Nuveen Asset Management, LLC
Nuveen Asset Management, LLC (“Nuveen”), serves as a sub-adviser to the Fund for its Fixed Income strategy, selects securities using a “top-down” approach that begins with the formulation of Nuveen’s general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. Finally, Nuveen selects individual securities within these sectors or industries that it believes have above peer-group expected yield, potential for capital preservation or appreciation. Nuveen selects futures and swaps to hedge interest rate and credit risks and as substitutes for securities when it believes derivatives provide a better return profile or when specific securities are temporarily unavailable. Nuveen sells securities and derivatives to adjust interest rate risk, adjust credit risk, when a price target is reached, or when a security’s or derivative’s price outlook is deteriorating.
Strategy Portfolio Concentration [Text]	The Fund will execute its Managed Futures and Commodities strategies primarily by investing up to 25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled subsidiary (the “Subsidiary”).
LoCorr Strategic Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]
Principal Investment Strategies: The Fund seeks to achieve its investment objectives by allocating its assets using three principal strategies:

•    “Managed Futures” Strategy
•    “Equity” Strategy
•    “Fixed Income” Strategy

Managed Futures Strategy

The Managed Futures strategy is designed to produce capital appreciation by capturing returns related to the commodity and financial markets by investing long or short in: (i) futures, (ii) forwards, (iii) options, (iv) spot contracts, or (v) swaps, each of which may be tied to (a) currencies and Bitcoin and Ether cryptoassets, (b) interest rates, (c) stock market indices, (d) energy resources, (e) metals or (f) agricultural products. These derivative instruments are used as substitutes for securities, interest rates, currencies and commodities and for hedging. To the extent the Fund uses swaps or structured notes under the Managed Futures strategy, the investments will generally have payments linked to commodity or financial derivatives. The Fund does not invest more than 25% of its assets in contracts with any one counterparty. Managed futures sub-strategies may include investment styles that rely upon buy and sell signals generated from technical analysis systems such as trend-pattern recognition, as well as from fundamental economic analysis and relative value comparisons. Managed Futures strategy investments will be made without restriction as to country. The Fund will only seek investment exposure to bitcoin and ether through investment in cash-settled futures contracts that trade on the Chicago Mercantile Exchange (CME). The Fund’s investment in bitcoin and ether futures will be limited, on an aggregate notional basis, to 5% of the Fund’s assets. The Fund does not invest directly in or hold Bitcoin or Ether.

The Fund will execute its Managed Futures strategy primarily by directly investing by the Fund or by investing up to 25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled subsidiary (the “Subsidiary”). The Subsidiary will invest primarily in futures, forwards, options, spot contracts, swaps, and other assets intended to serve as margin or collateral for derivative positions. Through its Managed Futures strategy, the Fund will have exposure to underlying assets in the U.S. as well as foreign and emerging markets. The Fund defines emerging markets as those that are found in the MSCI Emerging Markets Index. The Subsidiary is subject to the same investment restrictions as the Fund.

The Fund’s Adviser primarily delegates management of the Fund’s Managed Futures strategy to one or more sub-advisers. The Fund’s Adviser expects that approximately 50% of the Fund’s investment exposure will be allocated to the Managed Futures strategy. From time to time, the Fund's investment exposure to its Managed Futures strategy may be more or less than 50% of the Fund's assets due to market movements. If the Fund's Managed Futures investment exposure is above or below the targeted 50% allocation by a specified threshold, the Adviser will seek to rebalance the Fund's portfolio, subject to market conditions.

Equity Strategy

The Equity strategy invests in domestic large cap common stocks of domestic issuers. The Fund’s Equity strategy seeks to target its equity exposure in a risk-managed and tax efficient manner. Buy and sell decisions are made based on two objectives 1) to provide exposure to the target benchmark with low predicted tracking error and 2) to provide tax management of the fund through tax loss harvesting or gain deferral so as to account for the taxes payable by shareholders in connection with distributions of investment income and net realized gains.

The Fund’s Adviser primarily delegates management of the Fund’s Equity strategy to one or more sub-advisers. The Fund’s Adviser expects that approximately 50% of the Fund’s investment exposure will be allocated to the Equity strategy.

Fixed Income Strategy

The Fund’s remaining assets will be invested in its Fixed Income strategy. The Fixed Income strategy is designed to generate interest income and preserve principal by investing primarily in U.S. Treasury securities, money market funds and other cash equivalents., some or all of which will serve as collateral or margin for the Fund’s investments in futures contracts.

The Adviser, on behalf of itself and on behalf of the Fund and other Funds it advises or may advise in the future that are each a series of LoCorr Investment Trust, was granted an exemptive order from the Securities Exchange Commission (the “SEC”) that permits the adviser, with Board of Trustees approval, to enter into or amend sub-advisory agreements with sub-advisers without obtaining shareholder approval. Shareholders will be notified within 90 days of the engagement of an additional sub-adviser or sub-advisers to manage a portion of the Fund's portfolio.

ADVISER’S INVESTMENT PROCESS

The Adviser will pursue the Fund’s investment objectives, in part, by utilizing its investment and risk management process.

•    Sub-Adviser Selection represents the result of a quantitative and qualitative review. The quantitative review of a sub-adviser chosen is based on, but not limited to, historical absolute performance, applicable benchmark relative performance, risk adjusted performance metrics, volatility, max drawdown size, length of the max drawdown, recovery from max drawdowns, correlation to traditional benchmarks, and interaction with existing managers. The qualitative review of a sub-adviser chosen is based on, but not limited to, trading expertise, management accessibility, commitment, investment strategy, as well as process and methodology. Using this selection process, the Adviser believes it can identify a sub-adviser that can produce positive, risk-adjusted returns. The Adviser replaces a sub-adviser when its returns are below expectations, or it deviates from its traditional investment process with respect to changes in its investment strategy.

•    Risk Management represents the ongoing attention to the total return performance of each sub-adviser's investment strategy as well as the interaction or correlation of those returns in comparison to expectations and historical results. Using this risk management process, the Adviser believes the Fund, over time, will not be highly correlated to the equity markets and will provide the potential for reducing volatility in investors’ portfolios. The Adviser monitors daily performance, investment positioning, and risk (as measured by VaR, in connection with SEC Rule 18f-4 and other risk metrics).

SUB-ADVISER INVESTMENT PROCESS

Crabel Capital Management, LLC ("Crabel")
Crabel serves as a sub-adviser to the Fund. Crabel uses systematic trading strategies designed to efficiently capture long-term trend following returns across a diverse set of global futures and foreign exchange instruments. In pursuing this objective, Crabel employs multiple price-based strategies engineered to identify and profit from continuations in price movement across approximately 250 markets globally. The strategy seeks to mitigate downside risk by dynamically sizing trades relative to market volatility, actively employing the use of stops on all trades, and effectively diversifying overall volatility across market sectors and geographic regions.

P/E Global LLC ("P/E Global")
P/E Global LLC serves as a sub-adviser to the Fund. P/E Global uses fundamental macroeconomic and financial factors in all aspects of its research to develop its adaptive quantitative investment process. This systematic investment process relies on statistical analysis to forecast returns and volatilities for currencies, fixed income, and equities based on underlying fundamental factors. P/E Investments seeks to leverage extensive experience in portfolio management, asset allocation, market analysis and risk management to generate strong risk adjusted returns by investing globally on a long/short basis.

DG Partners LLP ("DG Partners")
DG Partners serves as a sub-adviser to the Fund. DG Partner’s strategy is based on capturing and exploiting trends within financial markets. This strategy (the “DG Systematic Trading Strategy”) is currently focused on a large number of liquid futures and foreign exchange markets. The trading methodology employed by DG Partners is based upon a set of medium-term trend-following signals combined with an in-built risk management methodology. DG Partners seeks to invest in the most liquid and transparent financial futures and foreign exchange markets globally, focusing on four asset classes: Equities, Fixed Income, Foreign Exchange (FX) and Commodities.

Parametric Portfolio Associates LLC ("Parametric")
Parametric serves as a sub-adviser to the Fund. Parametric's Custom Core strategy is designed to provide investors with risk-controlled exposure to a target equity benchmark while maximizing after-tax returns. Parametric uses quantitative risk models and a proprietary optimization process to construct the portfolio and efficiently capture market returns on a pre-tax basis. On an after-tax basis, Parametric seeks to add value through gain deferral and loss harvesting.
Strategy Portfolio Concentration [Text]	The Fund will execute its Managed Futures strategy primarily by directly investing by the Fund or by investing up to 25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled subsidiary (the “Subsidiary”).